COMPANY'S OPERATIONS - Share Purchase and Sale Agreement (Details) - Vitex/Parkia R$ in Thousands, $ in Thousands	Jun. 22, 2023 USD ($)	Jun. 22, 2023 BRL (R$)	Jun. 22, 2022 USD ($)	Jun. 22, 2022 BRL (R$)
COMPANY'S OPERATIONS
Additional payment for adjusted price	$ 337,000	R$ 1,615,140
Purchase and sale agreement, first installment
COMPANY'S OPERATIONS
Payment amount for asset acquisition			$ 330,000	R$ 1,704,054